PROPERTY AND EQUIPMENT	12 Months Ended
Sep. 30, 2023
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT	NOTE 3. PROPERTY AND EQUIPMENT For the years ended September 30, 2023, 2022 and 2021 the Company recorded depreciation expense of $0, $0 and $1,436 respectively.